Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision (benefit) for income taxes is based upon the Company’s annual reported income or loss for each respective accounting period. The Company recognizes an asset or liability for the deferred tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets are recovered or liabilities are settled. The Company also recognizes as deferred tax assets the future tax benefits from net operating losses (“NOLs”) and capital loss carryforwards. A valuation allowance is provided for these deferred tax assets if it is more likely than not that some portion or all of the net deferred tax assets will not be realized.

Provision (benefit) for income taxes consists of the following (in thousands):

	Year ended December 31,
	2014		2013		2012
Current:
Federal	$	−	$	−	$31,847
State		4,901		−	6,979
		4,901		−	38,826
Deferred		(4,439)		(10,493)	(8,485)
		$462		$(10,493)	$30,341

Reconciliation of federal statutory tax expense (income) to the provision (benefit) for income taxes follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Income tax expense (income) at federal rate	$1,875	$(17,894)	$(5,463)
State income tax expense (income), net of federal income tax expense (income)	818	(2,225)	(663)
Transaction costs	3,163	(116)	284
Impairment charges	−	12,395	36,201
Prior year contingencies	(230)	(554)	(225)
Noncontrolling interests	(7,348)	(1,263)	(207)
Other items, net	2,184	(836)	414
	$462	$(10,493)	$30,341

Other items consist of compensation and other permanent differences, including meals, entertainment and lobbying, which are deemed immaterial.

NOTE 8 – INCOME TAXES (Continued)

A summary of net deferred income tax assets (liabilities) by source included in the accompanying consolidated balance sheet at December 31 follows (in thousands):

	2014			2013
	Assets		Liabilities	Assets	Liabilities
Property and equipment	$	−	$10,276	$10,543	$	−
Insurance		40,707	−	48,759		−
Accounts receivable allowances		9,562	−	−		2,165
Compensation		68,095	−	56,976		−
Net operating losses		120,263	−	82,250		−
Assets held for sale		2,458	−	−		995
Goodwill and intangibles		−	128,405	−		120,200
Other		42,130	−	29,538		−
		283,215	$138,681	228,066		$123,360
Reclassification of deferred tax liabilities		(138,681)		(123,360)
Net deferred tax assets		144,534		104,706
Valuation allowance		(50,969)		(49,743)
		$93,565		$54,963

Deferred income taxes totaling $82.4 million and $37.9 million at December 31, 2014 and 2013, respectively, were classified as current assets, and deferred income taxes totaling $11.2 million and $17.1 million at December 31, 2014 and 2013, respectively, were classified as noncurrent assets.

The Company identified deferred income tax assets for state income tax NOLs of $68.8 million and $56.7 million at December 31, 2014 and 2013, respectively, and a corresponding deferred income tax valuation allowance of $50.9 million and $49.5 million at December 31, 2014 and 2013, respectively, for that portion of the net deferred income tax assets that the Company will likely not realize in the future. The Company had deferred tax assets for federal NOLs of $51.4 million and $25.5 million at December 31, 2014 and 2013, respectively, with no deferred income tax valuation allowance at December 31, 2014 and a corresponding deferred income tax valuation allowance of $0.2 million at December 31, 2013. The federal NOLs expire in various amounts through 2035. The Company’s deferred income tax assets for NOLs at December 31, 2014 do not include $2.2 million of excess tax benefits related to stock compensation since the Company is in a NOL position in 2014.

The Company follows the provisions of the authoritative guidance for accounting for uncertainty in income taxes which clarifies the accounting for uncertain income tax issues recognized in an entity’s financial statements. The guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in an income tax return.

A reconciliation of unrecognized tax benefits follows (in thousands):

Balance, December 31, 2011		$1,081
Additions based upon tax positions related to the current year		100
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations		(275)
Balance, December 31, 2012		906
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations		(608)
Balance, December 31, 2013		298
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations		(298)
Balance, December 31, 2014	$	−

The Company records accrued interest and penalties associated with uncertain tax positions as income tax expense in the consolidated statement of operations. Accrued interest related to uncertain tax provisions totaled $0.1 million as of December 31, 2013.

NOTE 8 – INCOME TAXES (Continued)

The federal statute of limitations remains open for tax years 2011 through 2013. During 2014, the Company resolved federal income tax audits for the 2012 tax year. The Company is currently under examination by the Internal Revenue Service (the “IRS”) for the 2013 and 2014 tax years. The Company has been accepted into the IRS’s Compliance Assurance Process (“CAP”) for the 2012 through 2015 tax years. CAP is an enhanced, real-time review of a company’s tax positions and compliance. The Company expects participation in CAP to improve the timeliness of its federal tax examinations.

State jurisdictions generally have statutes of limitations for tax returns ranging from three to five years. The state impact of federal income tax changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Currently, the Company has various state income tax returns under examination.

In connection with the Company’s acquisition of RehabCare Group, Inc. (“RehabCare”), an accounting method change for the 2011 tax year resulted in a non-recurring reduction in income tax payments of approximately $8 million during 2012. The Company’s earnings were not impacted by this transaction.